Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Trade and other receivables

17.  Trade and other receivables

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Trade receivables	61,028	52,462
Taxes receivable	2,955	2,647
Receivables from shareholders	50	—
Other receivables	5,087	2,799
Total trade and other receivables	69,120	57,908

The Group has recognised allowance for impairment losses of RUB 5,734 thousand and RUB 3,781 thousand as at December 31, 2020 and 2019, respectively, within line “Trade and other receivables” in the consolidated statement of financial position.